UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds, for the period ended February 29, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund Institutional Class Shares (Ticker Symbol: WPLCX) A series of the 360 Funds

SEMI-ANNUAL REPORT
February 29, 2016

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF PURCHASED OPTIONS	5
SCHEDULE OF WRITTEN OPTIONS	6
STATEMENT OF ASSETS AND LIABILITIES	8
STATEMENT OF OPERATIONS	9
STATEMENTS OF CHANGES IN NET ASSETS	10
FINANCIAL HIGHLIGHTS	11
NOTES TO FINANCIAL STATEMENTS	12
ADDITIONAL INFORMATION	20
INFORMATION ABOUT YOUR FUND’S EXPENSES	22

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
February 29, 2016 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return. To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Put Options
0.42%
Short-Term
Investments
2.88%
Exchange-Traded
Funds
5.32%
Closed-End Funds
3.16%
Common Stock
88.22%

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 29, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.60%	Shares	Fair Value

Aerospace & Defense - 4.01%
Lockheed Martin Corp. (b)	3,800	$820,002

Agriculture - 4.17%
Alico, Inc.	1,200	28,728
Altria Group, Inc. (b)	13,400	825,038
		853,766
Banks - 15.64%
Bank of America Corp. (b)	69,000	863,880
Barclays PLC - ADR (b)	600	5,664
BB&T Corp. (b)	2,900	93,264
Citigroup, Inc. (b)	21,000	815,850
Deutsche Bank AG (b)	200	3,438
Goldman Sachs Group, Inc. (b)	2,300	343,919
JPMorgan Chase & Co. (b)	17,200	968,360
PNC Financial Services Group, Inc. (b)	1,300	105,703
		3,200,078
Beverages - 6.30%
Diageo PLC - ADR	5,800	595,080
PepsiCo, Inc. (b)	7,100	694,522
		1,289,602
Biotechnology - 0.52%
Biogen Idec, Inc. (a) (b)	300	77,826
Ionis Pharmaceuticals, Inc. (a) (b)	800	27,648
		105,474
Computers - 7.33%
Apple, Inc. (b)	10,500	1,015,245
International Business Machines Corp. (b)	3,700	484,811
		1,500,056
Diversified Financial Services - 4.82%
BlackRock, Inc. (b)	3,100	967,076
Ladenburg Thalmann Financial Services, Inc. (a)	8,000	18,640
		985,716
Food - 3.69%
Sysco Corp. (b)	17,100	754,623

Healthcare - Products - 1.78%
Baxter International, Inc.	9,100	359,541
Meridian Bioscience, Inc.	200	4,030
		363,571
Insurance - 4.78%
Allianz SE - ADR	1,400	20,734
American Equity Investment Life Holding Co.	1,700	23,120
AXA SA - ADR	400	8,756
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	925,773
		978,383

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.60% (Continued)	Shares	Fair Value

Internet - 0.13%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	$27,524

Investment Companies - 0.46%
Apollo Investment Corp.	4,500	23,040
Ares Capital Corp.	2,300	31,418
BlackRock Capital Investment Corp.	4,500	40,725
		95,183
Lodging - 0.16%
MGM Resorts International (a) (b)	1,700	32,181

Media - 1.13%
Comcast Corp. - Class A (b)	4,000	230,920

Mining - 0.09%
Southern Copper Corp. (b)	800	19,152

Miscellaneous Manufacturing - 3.57%
General Electric Co. (b)	25,100	731,414

Oil & Gas - 16.72%
BP PLC - ADR (b)	26,700	776,703
Chevron Corp. (b)	8,900	742,616
China Petroleum & Chemical Corp. - ADR (b)	5,500	312,785
ConocoPhillips (b)	16,900	571,727
Exxon Mobil Corp. (b)	12,700	1,017,905
		3,421,736
Pharmaceuticals - 2.70%
AstraZeneca PLC - ADR (b)	2,800	80,276
Baxalta, Inc. (b)	9,100	350,532
GW Pharmaceuticals PLC - ADR (a) (b)	600	24,660
Pfizer, Inc. (b)	3,300	97,911
		553,379
Retail - 6.18%
McDonald's Corp. (b)	10,800	1,265,652

Savings & Loans - 0.22%
BofI Holding, Inc. (a) (b)	2,400	44,472

Semiconductors - 3.92%
Intel Corp. (b)	25,100	742,709
Skyworks Solutions, Inc. (b)	900	59,805
		802,514
Software - 5.69%
Microsoft Corp. (b)	22,900	1,165,152

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.60% (Continued)	Shares	Fair Value

Telecommunications - 2.59%
China Mobile Ltd. - ADR (b)	9,900	$529,551

TOTAL COMMON STOCK (Cost $20,936,472)		19,770,101

Closed-End Funds - 3.46%
Boulder Growth & Income Fund, Inc.	8,000	56,640
Clough Global Equity Fund	4,000	42,040
Deutsche Global High Income Fund, Inc.	8,000	59,520
Deutsche High Income Opportunities Fund, Inc.	4,000	51,240
Eaton Vance Short Duration Diversified Income Fund	34,938	449,652
Special Opportunities Fund, Inc.	3,947	48,943
TOTAL Closed-End Funds (Cost $804,094)		708,035

EXCHANGE-TRADED FUNDS - 3.15%

Equity Funds - 3.15%
iShares MSCI EAFE ETF (b)	5,200	278,720
iShares U.S. Financial Services ETF	4,800	367,296
		646,016

TOTAL EXCHANGE-TRADED FUNDS (Cost $736,470)		1,354,051

OPTIONS PURCHASED (Cost $291,260) - 0.46% (c)		93,590

SHORT-TERM INVESTMENTS - 5.82%
Federated Government Obligations Fund - Institutional Shares, 0.19% (d)	1,192,164	1,192,164
TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,164)		1,192,164

TOTAL INVESTMENTS (Cost $23,960,460) – 109.49%		$22,409,906

OPTIONS WRITTEN (Proceeds $3,392,223) - (17.74)%(e)		(3,631,393)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.25%		1,688,347

NET ASSETS - 100%		$20,466,860

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.46%

	Strike	Expiration	Contracts [1]	Fair Value

PUT OPTIONS PURCHASED - 0.46%

CBOE S&P 500 Index	$1,640.00	3/18/2016	382	$15,280
CBOE S&P 500 Index	$1,540.00	4/15/2016	382	78,310
TOTAL PUT OPTIONS PURCHASED (Cost $291,260)				93,590

TOTAL OPTIONS PURCHASED (Cost $291,260)				$93,590

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (17.74)%

CALL OPTIONS WRITTEN - (1.90)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR	$100.00	1/19/2018	4	$2,040
Altria Group, Inc. (e)	$65.00	1/20/2017	129	27,606
Altria Group, Inc. (e)	$70.00	1/20/2017	5	275
Apple, Inc.	$150.00	1/20/2017	92	3,864
Apple, Inc.	$160.00	1/19/2018	13	2,470
AstraZeneca PLC - ADR (e)	$42.50	1/20/2017	28	420
Bank of America Corp.	$20.00	1/19/2018	690	28,980
Barclays PLC - ADR	$20.00	1/20/2017	6	120
Baxalta, Inc.	$40.00	8/19/2016	91	24,798
BB&T Corp. (e)	$50.00	1/20/2017	29	870
Berkshire Hathaway, Inc. - Class B (e)	$180.00	1/20/2017	40	1,800
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/20/2017	29	1,827
Biogen Idec, Inc.	$370.00	1/19/2018	3	6,135
BlackRock, Inc.	$400.00	7/15/2016	31	4,108
BofI Holding, Inc.	$22.50	7/15/2016	24	3,000
BP PLC - ADR (e)	$60.00	1/20/2017	266	2,394
CBOE S&P 500 Index	$1,960.00	3/2/2016	150	27,750
Chevron Corp.	$110.00	1/20/2017	89	8,366
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	5,940
China Petroleum & Chemical Corp. - ADR	$80.00	10/21/2016	55	9,075
Citigroup, Inc.	$55.00	1/20/2017	210	12,180
Comcast Corp. - Class A	$75.00	1/19/2018	40	6,680
ConocoPhillips	$62.50	1/19/2018	168	15,540
Deutsche Bank AG	$40.00	1/19/2018	2	100
Exxon Mobil Corp.	$95.00	1/20/2017	106	14,416
Exxon Mobil Corp.	$105.00	1/19/2018	21	2,877
General Electric Co.	$35.00	1/19/2018	251	24,347
Goldman Sachs Group, Inc.	$200.00	1/19/2018	10	6,250
Goldman Sachs Group, Inc.	$250.00	1/19/2018	13	1,852
GW Pharmaceuticals PLC - ADR (e)	$150.00	1/20/2017	6	1,380
Intel Corp.	$40.00	1/20/2017	236	4,720
Intel Corp.	$40.00	1/19/2018	15	1,425
International Business Machines Corp.	$190.00	1/19/2018	7	959
International Business Machines Corp.	$210.00	1/19/2018	27	2,133
iShares MSCI EAFE ETF (e)	$75.00	1/20/2017	52	468
Ionis Pharmaceuticals, Inc.	$70.00	1/19/2018	8	3,560
JPMorgan Chase & Co. (e)	$85.00	1/20/2017	172	1,376
Lockheed Martin Corp. (e)	$270.00	1/20/2017	38	5,985
McDonald's Corp.	$130.00	1/19/2018	108	61,560
MGM Resorts International	$30.00	1/20/2017	17	586

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (17.74)% (continued)

CALL OPTIONS WRITTEN - (1.90)% (continued)
	Strike	Expiration	Contracts [1]	Fair Value

Microsoft Corp.	$60.00	1/20/2017	20	$3,180
Microsoft Corp.	$65.00	1/20/2017	209	16,720
PepsiCo, Inc. (e)	$120.00	1/20/2017	2	38
PepsiCo, Inc. (e)	$125.00	1/20/2017	29	232
PepsiCo, Inc.	$125.00	1/19/2018	40	2,920
Pfizer, Inc.	$40.00	1/19/2018	33	1,353
PNC Financial Services Group, Inc.	$110.00	1/19/2018	13	2,613
Skyworks Solutions, Inc.	$90.00	1/19/2018	9	7,875
Southern Copper Corp.	$37.00	1/20/2017	8	360
Sysco Corp. (e)	$45.00	1/20/2017	75	17,438
Sysco Corp. (e)	$50.00	1/20/2017	96	7,200
TOTAL CALL OPTIONS WRITTEN (Proceeds $763,104)				$390,161

PUT OPTIONS WRITTEN - (15.84)%
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	$85.00	1/20/2017	70	70,000
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	22,850
SPDR S&P 500 ETF Trust	$175.00	9/16/2016	359	222,580
SPDR S&P 500 ETF Trust	$170.00	12/16/2016	76	54,492
SPDR S&P 500 ETF Trust	$175.00	12/16/2016	3,398	2,871,310
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,629,119)				$3,241,232

TOTAL OPTIONS WRITTEN (Proceeds $3,392,223)				$3,631,393

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Cash	$4,432
Investments, at value (identified cost $23,960,460)	22,409,906
Deposits at broker	1,665,493
Receivables:
Interest	176
Dividends	93,867
Prepaid expenses	4,142
Total assets	24,178,016

Liabilities:
Options written, at value (identified proceeds $3,392,223)	3,631,393
Payables:
Fund shares redeemed	20,618
Due to advisor	21,257
Accrued distribution (12b-1) fees	5,215
Due to administrator	14,217
Accrued Trustee fees	1,442
Accrued expenses	17,014
Total liabilities	3,711,156
Net Assets	$20,466,860

Sources of Net Assets:
Paid-in capital	$24,535,379
Accumulated net realized loss on investments	(2,239,905)
Accumulated net investment loss	(38,891)
Net unrealized depreciation on investments and options written	(1,789,723)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$20,466,860

Institutional Class Shares:
Net assets applicable to 2,443,291 shares outstanding	$20,466,860
Net Asset Value, Offering and Redemption Price Per Share	$8.38

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF OPERATIONS

February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month Period Ended
February 29, 2016
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,660)	$324,770
Interest	363
Total investment income	325,133

Expenses:
Management fees (Note 6)	142,997
Distribution (12b-1) fees - Institutional Class	26,481
Accounting and transfer agent fees and expenses	91,803
Custodian fees	6,991
Pricing fees	7,480
Audit fees	7,979
Legal fees	6,732
Miscellaneous	7,345
Trustee fees and expenses	4,894
Interest expense	17,390
Registration and filing fees	1,710
Insurance	720
Reports to shareholders	249
Total expenses	322,771

Net investment income	2,362

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	11,594
Options purchased	(1,791,441)
Options written	660,684
Net realized loss on investments	(1,119,163)

Net change in unrealized appreciation (depreciation) on:
Investments	(394,065)
Options purchased	(354,840)
Options written	542,330
Net change in unrealized depreciation	(206,575)

Net loss on investments	(1,325,738)

Net decrease in net assets resulting from operations	$(1,323,376)

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	For the
	Six Month Period Ended	For the Year Ended
	February 29, 2016	August 31, 2015
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,362	$71,168
Net realized loss on investments and options	(1,119,163)	(1,115,384)
Net unrealized depreciation on investments and options	(206,575)	(2,540,250)
Net decrease in net assets resulting from operations	(1,323,376)	(3,584,466)

Distributions to shareholders from:
Net investment income - Institutional Class	(41,253)	-
Total distributions	(41,253)	-

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	985,478	5,323,945

Increase (decrease) in net assets	(379,151)	1,739,479

Net Assets:
Beginning of period	20,846,011	19,106,532

End of period	$20,466,860	$20,846,011
Accumulated net investment loss	$(38,891)	$-

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
FINANCIAL HIGHLIGHTS

February 29, 2016 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the
	Six Month Period Ended		For the Year Ended	For the Period Ended
	February 29, 2016		August 31, 2015	August 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.96		$10.56	$10.00

Investment Operations:
Net investment income (loss)	-	(g)	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	(0.56)		(1.63)	0.62
Total from investment operations	(0.56)		(1.60)	0.56

Distributions:
From net investment income	(0.02)		-	-
Total distributions	(0.02)		-	-

Net Asset Value, End of Period	$8.38		$8.96	$10.56

Total Return (b)	(6.30)%	(c)	(15.15)%	5.60%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$20,467		$20,846	$19,107

Ratios of expenses to average net assets:	3.04%	(f)	2.92%	3.32%	(e)(f)

Ratios of net investment income (loss):	0.02%	(f)	0.32%	(1.00)%	(e)(f)

Portfolio turnover rate	0.50%	(c)	6.88%	1.78%	(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(e)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(f)	Annualized.
(g)	Net investment income per share was less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified Fund. The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Options – The Fund's option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (ETF's). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund's investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)         Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

d)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 As of and during the six month period ended February 29, 2016, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended February 29, 2016, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

 In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended February 29, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 29, 2016.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$19,770,101	$-	$-	$19,770,101
Closed-End Funds (2)	708,035			708,035
Exchange-Traded Funds (2)	646,016	-	-	646,016
Put Options Purchased	93,590	-	-	93,590
Short-Term Investments	1,192,164	-	-	1,192,164
Total Assets	$22,409,906	$-	$-	$22,409,906

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$314,912	$75,249	$-	$390,161
Put Options Written	3,218,382	22,850	-	3,241,232
Total Liabilities	$3,533,294	$98,099	$-	$3,631,393

(1)	As of and during the six month period ended February 29, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

There were no transfers into and out of any Level during the six month period ended February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended February 29, 2016, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of February 29, 2016, portfolio securities valued at $21,124,152 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during the six month period ended February 29, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	3,641	$503,557
Options written	5,563	1,977,816
Options covered	(4,052)	(1,321,240)
Options exercised	-	-
Options expired	(1,238)	(397,029)
Options outstanding end of year	3,914	$763,104

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	3,601	$2,048,486
Options written	3,633	2,471,040
Options covered	(3,311)	(1,890,407)
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	3,923	$2,629,119

*	One option contract is equivalent to one hundred shares of common stock or ETF.

As of February 29, 2016, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$93,590	$93,590
Total Assets		$93,590	$93,590

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$390,161	$390,161
Put options written	Options written, at value	3,241,232	3,241,232
Total Liabilities		$3,631,393	$3,631,393

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended February 29, 2016, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(354,840)	$(354,840)
Call options written	Options written	123,366	123,366
Put option written	Options written	418,964	418,964
		$187,490	$187,490

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(1,791,441)	$(1,791,441)
Call options written	Options written	241,621	241,621
Put option written	Options written	419,063	419,063
		$(1,130,757)	$(1,130,757)

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 29, 2016.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$3,631,393	(1)	$3,631,393	(2)	$-	$-
Total	$3,631,393	(1)	$3,631,393	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended February 29, 2016 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	312,731	(201,174)	4,221	115,778
Value	$2,821,374	$(1,877,131)	41,235	$985,478

Transactions in shares of capital stock for the Fund for the year ended August 31, 2015 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	705,005	(186,641)	-	518,364
Value	$7,161,005	$(1,837,060)	-	$5,323,945

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the six month period ended February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$519,634	$ 109,257

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of the Fund’s net assets. For the six month period ended February 29, 2016, the Adviser earned $142,997 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended February 29, 2016, M3Sixty earned $91,803, including out of pocket expenses with $14,217 remaining payable at February 29, 2016.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the six month period ended February 29, 2016, the Fund accrued $26,481 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 29, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 20,596,940	$ 2,160,077	$ (3,978,503)	$ (1,818,426)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2015, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$(1,222,992)	$-	$-	$(75,123)	$(1,405,775)	$(2,703,890)

The difference between book basis and tax basis unrealized appreciation (depreciation), post-October loss and late year loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2015, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ 29,070	$ -	$ 84,432

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2015, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Long-Term Non-Expiring	Short-Term Non-Expiring
$ 49,993	$ 25,130

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2015, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Paid-in Capital
$ 13,264	$ (13,264)

During the six month period ended February 29, 2016, the Fund distributed $41,253 of ordinary income.

There were no distributions paid by the Fund during the year ended August 31, 2015.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $41,253 of ordinary income distributions during the six month period ended February 29, 2016.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Effective December 16, 2015, each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$875	None	None	$875
Thomas Krausz	$750	None	None	$750
Tom M. Wirtshafter	$750	None	None	$750
Gary DiCenzo	$750	None	None	$750
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers fourteen (14) series of shares.

[2]	Figures are for six month period ended February 29, 2016.

Winning Points Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 09/01/15 through 02/29/16

	Beginning Account Value (09/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (02/29/16)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-6.30%)	$1,000.00	3.05%	$937.00	$14.69
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	3.05%	$1,009.70	$15.24

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2015 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class shares	2.99%

Total Gross Operating Expenses during the six month period ended February 29, 2016 were 3.05% for the WP Large Cap Income Plus Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during six month period ended February 29, 2016.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

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Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully  to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does 360 Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer  safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: May 3, 2016